CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 22,757	$ 14,129
Loan receivable - ESOP	335,763	336,134
Investment securities available for sale - at fair value	126,999	153,942
Prepaid federal income taxes	12	1,284
Deferred federal income taxes	54	4
Total assets	571,237	587,110
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	5,711	5,107
Total liabilities	475,055	496,183
Common stock	220	76
Additional paid-in capital	55,827	57,215
Shares acquired by stock benefit plans	(1,470)	(1,574)
Retained earnings	43,151	42,439
Accumulated comprehensive loss, Unrealized losses on securities available for sale, net of tax effects	(1,546)	(7,229)
Total shareholders' equity	96,182	90,927	107,900	72,910
Total liabilities and shareholders' equity	571,237	587,110
Cheviot Financial Corp
ASSETS
Cash in Cheviot Savings Bank	7,584	6,253
Cash and due from banks	40	101
Loan receivable - ESOP	1,326	1,384
Investment in Cheviot Savings Bank	87,025	80,523
Investment securities available for sale - at fair value		2,578
Prepaid federal income taxes	90	211
Deferred federal income taxes	118
Total assets	96,183	91,050
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	1	17
Deferred federal income taxes		106
Total liabilities	1	123
Common stock	220	76
Additional paid-in capital	55,827	57,215
Shares acquired by stock benefit plans	(1,470)	(1,574)
Retained earnings	43,151	42,439
Accumulated comprehensive loss, Unrealized losses on securities available for sale, net of tax effects	(1,546)	(7,229)
Total shareholders' equity	96,182	90,927
Total liabilities and shareholders' equity	$ 96,183	$ 91,050